Selected Statement of Operations Data - Financial Data Relating to Reportable Segments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from unaffiliated customers:
Sales of products	$ 246,497	$ 423,968	$ 409,532
Services rendered	154,234	141,345	119,823
Total revenues	400,731	565,313	529,355
Operating income (loss)	(40,816)	60,061	57,687
Assets (at end of year)	631,822	731,904	597,369
Expenditures for segment assets	9,611	9,864	6,752
Depreciation and amortization	17,964	19,958	23,665
Impairment of intangible assets	30,142
Production solutions for electronics industry [Member]
Revenues from unaffiliated customers:
Sales of products	238,399	417,109	401,822
Services rendered	148,030	135,527	113,761
Total revenues	386,429	552,636	515,583
Operating income (loss)	(39,371)	62,624	60,594
Assets (at end of year)	604,232	707,360	583,366
Expenditures for segment assets	9,552	7,291	6,329
Depreciation and amortization	17,590	19,645	23,331
Impairment of intangible assets	30,142
Recognition software [Member]
Revenues from unaffiliated customers:
Sales of products	8,098	6,859	7,710
Services rendered	6,204	5,818	6,062
Total revenues	14,302	12,677	13,772
Operating income (loss)	3,815	2,725	3,198
Assets (at end of year)	24,428	20,608	12,795
Expenditures for segment assets	59	915	91
Depreciation and amortization	195	154	152
Other Segments [Member]
Revenues from unaffiliated customers:
Operating income (loss)	(5,260)	(5,288)	(6,105)
Assets (at end of year)	3,162	3,936	1,208
Expenditures for segment assets		1,658	332
Depreciation and amortization	$ 179	$ 159	$ 182